UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2018 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—99.3%
Alabama—1.4%
$230,000	AL Health Care Authority for Baptist Health of Alabama[1]	5.000%	11/15/2021	01/31/2019	A	$230,676
2,345,000	Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	07/01/2035	07/01/2028	A	2,635,124
10,000	Lee County, AL Public Building Authority (DHR Building)[1]	4.375	09/01/2025	01/31/2019	A	10,021
						2,875,821

Arizona—3.2%
20,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)[1]	4.500	06/01/2031	01/31/2019	A	20,036
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2029	07/01/2025	A	1,151,600
725,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	799,726
250,000	Northern Arizona University[1]	5.000	06/01/2032	06/01/2025	A	284,900
1,000,000	Pima County, AZ IDA (American Leadership Academy)	4.750	06/15/2037	03/13/2034	B	990,280
75,000	Pima County, AZ IDA (Excalibur Charter School)	5.000	09/01/2026	06/09/2023	B	75,756
460,000	Tempe, AZ IDA (Mirabella at ASUN)	4.000	10/01/2023	10/01/2020	A	460,593
900,000	Tempe, AZ IDA (Mirabella at ASUN)	5.500	10/01/2027	04/26/2026	B	958,383
2,000,000	Westpark, AZ Community Facilities District	5.000	07/15/2032	07/15/2026	A	2,102,380
						6,843,654

California—14.4%
175,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2027	07/01/2027		209,627
315,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2028	07/01/2027	A	374,932
300,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2029	07/01/2027	A	355,818
325,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2030	07/01/2027	A	382,752
310,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2031	07/01/2027	A	363,543
310,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2032	07/01/2027	A	362,260
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	10,218
100,000	Atwater, CA Wastewater[1]	5.000	05/01/2033	05/01/2027	A	116,318
1,000,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,086,810
2,250,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	01/31/2019	A	2,270,520

1      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000%	04/01/2025	04/01/2021	A	$449,518
5,000	CA GO1	6.000	08/01/2020	02/01/2019	A	5,018
185,000	CA GO1	6.500	04/01/2033	04/01/2019	A	187,126
225,000	CA GO1	6.500	04/01/2033	04/01/2019	A	227,772
500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000	11/01/2024	11/01/2021	A	541,745
1,000,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	5.000	11/01/2032	11/01/2025	A	1,131,840
125,000	CA Public Works (California Community Colleges)[1]	5.500	06/01/2022	01/31/2019	A	125,359
15,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	01/31/2019	A	15,047
230,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	01/14/2021	B	243,788
1,250,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2032	05/15/2026	A	1,400,062
2,000,000	CA Statewide CDA (DHlth/ BMH/CmntyHOSB/MSrH/SFMH/ SNVMMH/CMF Obligated Group)[1]	5.625	07/01/2035	01/31/2019	A	2,006,880
1,500,000	Chula Vista, CA Municipal Financing Authority[1]	5.000	09/01/2026	09/01/2025	A	1,733,715
100,000	Compton, CA Community College District[1]	5.000	07/01/2019	07/01/2019		101,688
100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	110,296
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2024	09/01/2022	A	548,605
995,000	Indio, CA Community Facilities District Special Tax	5.000	09/01/2035	09/01/2025	A	1,052,630
500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	520,290
500,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	541,760
250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	260,170
1,595,000	Modesto, CA Irrigation District Financing Authority (Electric System)[1]	5.000	10/01/2028	10/01/2025	A	1,846,372
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)	6.500	05/01/2026	05/01/2021	A	110,979
500,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026	A	552,025
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	531,378
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	530,305
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	272,840
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	272,420

2      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,375,000	Riverside County, CA Public Financing Authority[1]	5.000%	10/01/2029	10/01/2025	A	$1,588,923
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		106,733
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2019	A	412,840
245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		252,044
350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		371,882
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	555,329
250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	08/01/2028	08/01/2022	A	276,863
1,010,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2025	08/01/2020	A	1,052,157
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		570,232
500,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	556,035
2,080,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.000	10/01/2028	10/01/2025	A	2,378,605
40,000	Vernon, CA Electric System	5.125	08/01/2021	08/01/2019	A	40,816
90,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	A	91,546
100,000	Westlands, CA Water District[1]	5.000	09/01/2026	09/01/2022	A	109,906
80,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	89,240
20,000	Westlands, CA Water District[1]	5.000	09/01/2027	09/01/2022	A	21,944
1,045,000	William S. Hart CA Union High School District	5.000	09/01/2032	03/01/2025	A	1,113,259
						30,440,780

Colorado—0.8%
360,000	BNC, CO Metropolitan District No. 1[1]	5.000	12/01/2032	12/01/2027	A	408,989
525,000	Brighton Crossing, CO Metropolitan District No. 4	5.000	12/01/2037	12/01/2025	A	533,253
250,000	Interquest South, CO Business Improvement District	4.500	12/01/2030	07/28/2026	B	242,142
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		532,260
						1,716,644

District of Columbia—0.1%
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)[1]	5.000	10/01/2030	10/01/2022	A	304,167

3      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida—6.2%
$500,000	FL Capital Trust Agency (Sarasota- Manatee Jewish Hsg. Council)	5.000%	07/01/2032	07/01/2027	A	$510,755
510,000	FL Capital Trust Agency (Viera Charter School)[1]	5.000	10/15/2037	07/16/2034	B	509,347
135,000	FL HEFFA (Bethune-Cookman University)	5.375	07/01/2032	06/20/2029	B	109,040
745,000	FL HFC (Homeowner Mtg.)[1,2]	3.650	07/01/2041	11/01/2020	B	725,995
325,000	Halifax, FL Hospital Medical Center[1]	5.000	06/01/2035	06/01/2025	A	350,639
600,000	Lake Helen, FL Educational Facilities (Ivy Hawn Charter School)	5.000	07/15/2028	08/09/2025	B	610,230
1,000,000	Lee County, FL IDA (VOA Lee County Health Care Facility)	5.375	12/01/2032	01/09/2031	B	996,560
1,000,000	Miami, FL Special Obligation[1]	5.000	03/01/2030	03/01/2023	A	1,097,770
1,000,000	Miami-Dade County, FL Public Facilities (Jackson Health System)[1]	5.000	06/01/2033	06/01/2025	A	1,115,830
1,900,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	05/01/2025	A	2,130,242
220,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	02/22/2023	A	232,465
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	537,730
3,000,000	Palm Beach County, FL HFA (ARLC/LVE/AT/ASCS/AMS Obligated Group)[1]	5.000	11/15/2032	11/15/2026	A	3,274,650
175,000	Pinellas County, FL Sewer[1]	5.000	10/01/2032	01/31/2019	A	175,452
120,000	South Lake County, FL Hospital District (South Lake Hospital)[1]	6.000	04/01/2029	04/01/2019	A	120,947
500,000	Tampa, FL Health System (Baycare Health System)[1]	5.000	11/15/2026	05/15/2022	A	545,350
						13,043,002

Georgia—1.4%
15,000	College Park, GA (Atlanta International Airport)[1]	4.500	01/01/2031	01/31/2019	A	15,029
1,100,000	DeKalb, GA Private Hospital Authority (CHAF/EAS/EPG/CASvcs/ CSS/CHA/ECHEU/SRCMC Obligated Group)[1]	5.250	11/15/2039	11/15/2019	A	1,128,226
305,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	306,528
40,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	01/31/2019	A	40,106
875,000	GA Municipal Electric Authority[1]	5.000	01/01/2032	01/01/2025	A	952,324
500,000	Randolph County, GA GO1	5.000	04/01/2030	04/01/2022	A	537,740
						2,979,953

4      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Hawaii—0.7%
$1,500,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric/Hawaiian Electric Light Company)[1]	6.500%		07/01/2039	07/01/2019	A	$1,530,345

Illinois—5.4%
720,000	Berwyn, IL GO1	5.000		12/01/2028	01/31/2019	A	721,541
1,000,000	Chicago, IL Board of Education[1]	5.750		04/01/2035	04/01/2027	A	1,127,040
300,000	Chicago, IL Board of Education[1,2]	6.000		01/01/2020	07/08/2019	B	303,657
3,000,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2031	01/01/2025	A	3,340,860
500,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)[1]	5.250		12/01/2026	12/01/2023	A	528,515
350,000	Cook County, IL GO1	5.250		11/15/2033	11/15/2020	A	363,727
175,000	Franklin Park, IL GO1	6.250		07/01/2030	07/01/2021	A	191,782
1,000,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.800		06/01/2030	01/31/2019	A	1,002,360
150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000		11/15/2029	05/15/2019	A	152,838
2,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Expansion)[1]	5.500		06/15/2029	12/11/2026	B	2,254,440
30,000	Markham, IL GO1,2	5.250		01/01/2023	01/26/2019	A	30,059
1,100,000	Stephenson County, IL School District No. 145 Freeport[1]	5.000		02/01/2031	02/01/2028	A	1,275,560
240,000	Stone Park, IL GO	4.800		02/01/2021	02/01/2019	A	240,180
							11,532,559

Indiana—0.4%
200,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500		01/01/2026	08/17/2023	B	191,878
710,000	Terre Haute, IN Multifamily Hsg. (Silver Birch of Terre Haute)	5.100		01/01/2032	07/04/2027	B	681,330
							873,208

Iowa—0.2%
125,000	IA Finance Authority Senior Hsg. (PHS Council Bluffs)	4.450		08/01/2028	09/02/2026	B	123,842
250,000	IA Tobacco Settlement Authority (TASC)[1]	5.600	[3]	06/01/2034	01/31/2019	A	250,083
							373,925

Kentucky—0.8%
1,000,000	Fayette County, KY School District[1]	5.000		08/01/2031	08/01/2025	A	1,133,240
100,000	KY EDFA (Ashland Hospital)[1]	6.000		02/01/2033	02/01/2019	A	100,234
100,000	KY Property & Building Commission[1]	5.000		05/01/2031	05/01/2028	A	115,197

5      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kentucky (Continued)
$100,000	KY Property & Building Commission[1]	5.000%	05/01/2032	05/01/2028	A	$114,673
100,000	KY Property & Building Commission[1]	5.000	05/01/2033	05/01/2028	A	114,239
100,000	KY Property & Building Commission[1]	5.000	05/01/2034	05/01/2028	A	113,807
						1,691,390
Louisiana—3.5%
1,405,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000	06/01/2036	06/01/2025	A	1,566,870
2,545,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.000	05/15/2034	05/15/2026	A	2,803,063
250,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2028	07/01/2027	A	282,247
400,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)	5.000	07/01/2029	07/01/2027	A	450,332
500,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2030	07/01/2027	A	558,985
200,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2032	10/01/2028	A	230,466
135,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2033	10/01/2028	A	155,199
100,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2034	10/01/2028	A	113,973
100,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2034	10/01/2028	A	113,973
220,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2036	10/01/2028	A	249,368
145,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2037	10/01/2028	A	164,099
100,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2038	10/01/2028	A	112,906
500,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2026	06/01/2024	A	564,505
						7,365,986

Maryland—2.5%
165,000	Baltimore, MD Convention Center[1]	5.000	09/01/2019	01/31/2019	A	165,327
2,500,000	Baltimore, MD Water[1]	5.000	07/01/2033	01/01/2027	A	2,881,850
2,000,000	Gaithersburg, MD Economic Devel. (Asbury Maryland)[1]	5.000	01/01/2033	01/01/2024	A	2,175,500
						5,222,677

6      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Massachusetts—0.6%
$130,000	MA Devel. Finance Agency (Partners Healthcare System)	5.000%		07/01/2031	07/01/2021	A	$139,575
120,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000		07/01/2031	07/01/2021	A	128,112
700,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000		07/15/2027	01/31/2019	A	706,258
200,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000		07/15/2032	01/31/2019	A	201,774
							1,175,719

Michigan—2.6%
65,000	Charyl Stockwell Academy, MI Public School Academy	4.875		10/01/2023	11/04/2021	B	64,791
100,000	Grand Rapids, MI Building Authority[1]	5.000		10/01/2028	01/31/2019	A	100,258
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2026	07/01/2024	A	1,122,140
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2027	07/01/2024	A	1,117,800
750,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2029	07/01/2025	A	845,460
245,000	MI Finance Authority (Sparrow Health)[1]	5.000		11/15/2032	05/15/2025	A	272,898
1,805,000	Romulus, MI Tax Increment Financing Authority[1]	5.000		11/01/2026	05/07/2026	B	2,078,548
							5,601,895

Minnesota—2.1%
500,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	5.750		08/01/2030	09/28/2025	B	483,180
320,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	4.250		11/01/2028	12/03/2026	B	319,728
205,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	5.000		11/01/2033	11/01/2028	A	212,232
2,320,000	St. Paul, MN Hsg. & Redevel. Authority (Legends Berry Senior Apartments)	3.750	[4]	09/01/2021	03/01/2020	A	2,321,230
1,040,000	St. Paul, MN Hsg. & Redevel. Authority (Millberry Apartments)	3.750	[4]	03/01/2021	08/01/2019	A	1,040,156
							4,376,526
Mississippi—0.4%
290,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	01/25/2019	A	290,580

7      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Mississippi (Continued)
$545,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875%	04/01/2026	04/01/2021	A	$572,675
						863,255

Missouri—1.1%
115,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	03/10/2023	B	115,278
5,000	MO Environmental Improvement & Energy Resources Authority[1,2]	5.000	01/01/2020	01/12/2019	A	5,013
65,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2020	01/31/2019	A	65,178
40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	01/31/2019	A	40,119
1,075,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)	4.000	10/01/2028	10/01/2028		1,023,927
1,000,000	St. Louis, MO Municipal Finance Corp.[1]	5.000	07/15/2030	07/15/2024	A	1,127,880
						2,377,395

Nevada—0.1%
55,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		58,116
255,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	01/31/2019	A	255,352
						313,468

New Hampshire—0.1%
250,000	NH H&EFA (Hillside Village)	3.500	07/01/2022	07/01/2019	A	250,073

New Jersey—8.2%
250,000	Atlantic City, NJ GO1	5.000	03/01/2032	03/01/2027	A	281,895
15,000	Burlington County, NJ Bridge Commission[1]	4.500	10/15/2022	01/31/2019	A	15,033
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000	11/01/2027	11/01/2024	A	1,099,430
1,000,000	NJ EDA[1]	5.000	06/15/2022	06/15/2022		1,079,040
2,000,000	NJ EDA[1]	5.000	06/15/2025	06/15/2025		2,219,340
250,000	NJ EDA (Provident Group-Rowan Properties)[1]	5.000	01/01/2030	01/01/2025	A	268,440
305,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2026	03/01/2023	A	327,570
1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000	06/15/2026	06/15/2024	A	1,089,870
395,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2032	07/01/2027	A	434,251
415,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2033	07/01/2027	A	454,649
1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2035	07/01/2027	A	1,087,940

8      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey (Continued)
$50,000	NJ Higher Education Student Assistance Authority (Student Loans)[1,2]	5.000%		12/01/2025	12/01/2019	A	$51,186
3,575,000	NJ Tobacco Settlement Financing Corp.[1]	3.200		06/01/2027	07/11/2021	B	3,580,184
900,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2031	06/01/2028	A	1,008,189
335,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2032	06/01/2028	A	373,847
2,000,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2023	06/15/2023		2,181,120
250,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2027	06/15/2021	A	262,325
710,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2030	06/15/2023	A	768,994
250,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2032	12/15/2024	A	270,660
500,000	South Jersey, NJ Transportation Authority[1]	5.000		11/01/2028	11/01/2024	A	544,985
							17,398,948

New Mexico—0.3%
625,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000		06/01/2023	01/31/2019	A	626,831

New York—8.0%
500,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[1]	5.000		10/01/2038	10/01/2028	A	500,345
500,000	Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)[1]	5.000		06/01/2037	06/01/2027	A	516,970
100,000	L.I., NY Power Authority[1]	5.000		04/01/2023	04/01/2019	A	100,818
1,000,000	L.I., NY Power Authority[1]	5.000		09/01/2029	09/01/2028	A	1,191,590
500,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.250	[3]	06/01/2026	01/15/2019	A	500,025
350,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000		07/01/2035	07/01/2025	A	380,898
280,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2027	06/01/2026	A	310,285
270,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2030	06/01/2026	A	293,474
250,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2031	06/01/2026	A	270,722
1,875,000	NY MTA, Series C-1[1]	5.000		11/15/2031	11/15/2025	A	2,097,450
2,500,000	NY MTA, Series C-1[1]	5.250		11/15/2031	11/15/2025	A	2,843,300
1,000,000	NYC GO1	5.000		08/01/2029	02/01/2025	A	1,141,950
2,250,000	NYC IDA (Yankee Stadium)[1]	7.000		03/01/2049	03/01/2019	A	2,271,937

9      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$300,000	NYS DA (Orange Regional Medical Center)[1]	5.000%	12/01/2024	12/01/2024		$337,110
35,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	01/31/2019	A	35,053
2,055,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2032	02/15/2025	A	2,325,972
500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2030	10/01/2025	A	505,095
1,230,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	01/31/2019	A	1,290,344
						16,913,338

Ohio—2.8%
3,330,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2030	06/01/2030		3,176,787
2,070,000	Greene County, OH Hospital Facility (KHN/KMCtr/DOH/BMCtr Obligated Group[1]	5.375	04/01/2034	04/01/2019	A	2,088,547
380,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	01/31/2019	A	380,486
350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.500	12/01/2029	12/01/2024	A	384,136
						6,029,956

Oklahoma—0.5%
1,000,000	OK Devel. Finance Authority (OU Medicine)[1]	5.000	08/15/2033	08/15/2028	A	1,106,910

Oregon—0.6%
200,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)[1]	2.800	05/15/2024	05/15/2024		197,832
135,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)[1]	3.200	05/15/2025	05/15/2025		134,457
250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000	05/01/2036	05/01/2025	A	268,172
295,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2025	12/01/2025		324,990
250,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)[1]	5.000	12/01/2030	12/01/2026	A	271,393
						1,196,844

10      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania—12.4%
$1,000,000	Chester County, PA H&EFA (SSS / SRC / SMSvcs / TCS / JP / SM / SHouse Obligated Group)	5.000%	12/01/2030	12/01/2025	A	$1,016,900
385,000	Coatesville, PA Area School District[1]	5.000	12/01/2025	06/01/2023	A	418,907
335,000	Coatesville, PA Area School District[1]	5.000	12/01/2026	06/01/2023	A	363,056
360,000	Coatesville, PA Area School District[1]	5.000	12/01/2027	06/01/2023	A	388,606
500,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2025	09/25/2022	B	529,040
845,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000	07/01/2027	07/01/2020	A	907,809
1,500,000	Lancaster County, PA Hospital Authority (Masonic Villages of Grand Lodge of Pennyslvania)[1]	5.000	11/01/2029	05/01/2025	A	1,659,825
500,000	Luzerne County, PA GO1	5.000	11/15/2029	11/15/2025	A	565,600
190,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	197,060
1,190,000	Luzerne County, PA GO1	7.000	11/01/2026	11/01/2019	A	1,236,648
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2033	06/01/2028	A	2,262,700
1,500,000	PA GO1	5.000	03/15/2031	03/15/2025	A	1,688,385
3,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2030	12/01/2026	A	3,392,610
1,055,000	PA Turnpike Commission[1]	5.000	12/01/2028	06/01/2025	A	1,191,644
3,000,000	PA Turnpike Commission[1]	5.000	12/01/2034	12/01/2027	A	3,378,540
250,000	PA Turnpike Commission[1]	5.250	12/01/2034	12/01/2025	A	283,865
1,000,000	Philadelphia, PA Authority for Industrial Devel. (City Service Agreement)[1]	5.000	12/01/2035	06/01/2027	A	1,117,710
1,310,000	Philadelphia, PA Authority for Industrial Devel. (City Service Agreement)[1]	5.000	12/01/2037	06/01/2027	A	1,452,069
1,000,000	Philadelphia, PA Authority for Industrial Devel. (La Salle University)[1]	5.000	05/01/2034	11/01/2027	A	1,060,720
40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	01/31/2019	A	40,123
745,000	Philadelphia, PA School District[1]	5.000	09/01/2025	09/01/2025		846,849
510,000	Philadelphia, PA School District[1]	5.000	09/01/2032	09/01/2028	A	579,844
30,000	Reading, PA School District[1]	5.000	03/01/2035	03/01/2027	A	34,012
25,000	Reading, PA School District[1]	5.000	03/01/2036	03/01/2027	A	28,228
110,000	Scranton, PA School District[1]	5.000	12/01/2032	12/01/2027	A	123,970
90,000	Scranton, PA School District[1]	5.000	12/01/2033	12/01/2027	A	101,062
225,000	Washington County, PA Redevel. Authority[1]	5.000	07/01/2028	02/22/2026	A	231,291

11      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$500,000	West Shore, PA Area Authority (ML/MFS/MLCSS/Mhome/CAHA Obligated Group)[1]	5.000%	07/01/2030	07/01/2025	A	$527,765
500,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2028	02/01/2027	A	573,570
						26,198,408

Rhode Island—0.3%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	540,350
35,000	RI Clean Water Protection Finance Agency[1]	5.125	10/01/2019	01/31/2019	A	35,097
						575,447

South Carolina—1.3%
500,000	Greenville, SC Hospital System[1]	5.000	05/01/2024	05/01/2022	A	542,660
2,000,000	Piedmont, SC Municipal Power Agency[1]	5.000	01/01/2030	01/01/2025	A	2,227,240
						2,769,900

South Dakota—0.3%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2026	06/01/2023	A	589,941

Tennessee—1.1%
1,305,000	Chattanooga-Hamilton County, TN Hospital Authority[1]	5.000	10/01/2039	10/01/2024	A	1,395,489
500,000	Knox County, TN HE&HFB (Covenant Health)[1]	5.000	01/01/2025	01/01/2023	A	552,850
105,000	Nashville, TN Metropolitan Development & Hsg. Agency (Fifth & Broadway Devel. District)	4.500	06/01/2028	12/12/2025	B	107,833
300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		313,230
						2,369,402

Texas—9.4%
1,500,000	Arlington, TX Higher Education Finance Corp. (Harmony Public Schools)[1]	5.000	02/15/2032	02/15/2025	A	1,687,875
125,000	Arlington, TX Higher Education Finance Corp. (UMEP)	4.550	08/15/2028	02/11/2026	B	122,893
115,000	Arlington, TX Higher Education Finance Corp. (UMEP)	5.000	08/15/2038	07/10/2034	B	111,361
1,000,000	Dallas County, TX Flood Control District	5.000	04/01/2028	04/01/2023	A	1,043,780
125,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	131,509

12      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$125,000	Dallas-Fort Worth, TX International Airport[1]	5.000%	11/01/2026	11/01/2020	A	$131,371
2,000,000	Grand Parkway, TX Transportation Corp.[1]	5.000	10/01/2038	04/01/2028	A	2,291,200
40,000	Greenville, TX Electric Utility System[1]	4.650	02/15/2029	01/31/2019	A	40,098
1,000,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2030	11/15/2024	A	1,118,230
250,000	Houston, TX Higher Education Finance Corp. (Kipp)[1]	5.000	08/15/2029	08/15/2025	A	285,270
20,000	Huntsville, TX GO COP[1]	5.000	08/15/2023	01/31/2019	A	20,053
350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.000	11/15/2026	03/20/2025	B	350,529
670,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2031	04/01/2026	A	670,757
225,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	3.875	11/15/2022	11/15/2022		222,563
1,000,000	Temple, TX Tax Increment[1]	5.000	08/01/2038	08/01/2025	A	1,047,290
500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	546,335
3,650,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	12/10/2023	B	4,174,213
2,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2025	08/01/2025		2,286,140
1,005,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	1,203,256
665,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2029	12/01/2024	A	796,185
500,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	599,245
920,000	Viridian, TX Municipal Management District[1]	6.000	12/01/2030	12/01/2024	A	1,102,611
						19,982,764

Utah—0.5%
1,000,000	Salt Lake City, UT Airport[1]	5.000	07/01/2038	07/01/2028	A	1,145,500

Vermont—1.0%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2030	07/01/2024	A	1,103,280
250,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		268,655
250,000	Burlington, VT GO1	5.000	11/01/2027	11/01/2022	A	272,385

13      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Vermont (Continued)
$500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)[1]	5.000%	11/01/2028	11/01/2022	A	$551,690
						2,196,010
Virginia—0.5%
1,000,000	Farmville, VA IDA (Longwood Hsg. Foundation)[1]	5.000	01/01/2038	01/01/2029	A	1,063,910

Washington—1.1%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	03/01/2019	A	24,999
525,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375	10/01/2033	01/31/2019	A	527,079
500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)[1]	5.000	07/01/2030	07/01/2025	A	552,400
500,000	WA Hsg. Finance Commission (Heron’s Key)	6.000	07/01/2025	08/13/2023	B	533,425
465,000	WA Hsg. Finance Commission (Lutheran Retirement Home of Greater Seattle)	3.125	07/01/2023	07/01/2023		461,433
100,000	WA Kalispel Tribe Indians Priority District	5.000	01/01/2032	08/22/2027	A	105,908
100,000	WA Kalispel Tribe Indians Priority District	5.000	01/01/2032	08/26/2027	A	105,908
						2,311,152

Wisconsin—3.0%
2,000,000	WI H&EFA (Ascension Health Credit Group)[1]	4.000	11/15/2036	05/15/2026	A	2,072,280
500,000	WI H&EFA (Marshfield Clinic)[1]	5.000	02/15/2028	02/15/2022	A	532,905
2,000,000	WI Public Finance Authority (City of Boynton Beach Florida)[1]	5.000	07/01/2035	07/01/2028	A	2,263,000
390,000	WI Public Finance Authority (Community School of Davidson)	5.000	10/01/2033	12/02/2027	A	401,185
1,000,000	WI Public Finance Authority Educational Facility (Wingate University)[1]	5.250	10/01/2038	10/01/2028	A	1,074,080
						6,343,450

Total Investments, at Value (Cost $208,084,182)—99.3%						210,571,153
Net Other Assets (Liabilities)—0.7						1,570,332

Net Assets—100.0%						$212,141,485

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

14      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

  A. Optional call date; corresponds to the most conservative yield calculation.

  B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

  C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:

AMS	ACTS Management Services, Inc.
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ASUN	Arizona State University
AT	Azalea Trace, Inc.
BMCtr	Beavercreek Medical Center
BMH	Bakersfield Memorial Hospital
CAHA	Capital Area Health Associates
CASvcs	Children’s Ambulatory Services
CDA	Communities Devel. Authority
CHA	Children’s Healthcare of Atlanta
CHAF	Children’s Healthcare of Atlanta Foundation
CHF	City Hospital Foundation
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CSS	Children’s Sedation Services
DA	Dormitory Authority
DHlth	Dignity Health
DHR	Department of Human Resources
DOH	Dayton Osteopathic Hospital
EAS	Egleston Affiliated Services
ECHEU	Egleston Children’s Hospital at Emory University
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EPG	Egleston Pediatric Group
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy

15      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

JP	Jenner’s Pond
KHN	Kettering Health Network
KMCtr	Kettering Medical Center
L.I.	Long Island
LVE	Lanier Village Estates, Inc.
MFS	Messiah Family Services
Mhome	Messiah Home
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MRC	Methodist Retirement Communities
MSrH	Mercy Senior Housing
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OU	Oklahoma University
PHS	Pinnacle Health System
SFMH	St. Francis Memorial Hospital
SHouse	Simpson House
SM	Simpson Meadows
SMSvcs	Simpson Management Services
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SRC	Simpson Retirement Communities
SRCMC	Scottish Rite Children’s Medical Center
SSS	Simpson Senior Services
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
UMEP	UME Preparatory Academy
VOA	Volunteers of America

16      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2018 Unaudited

1. Organization

Oppenheimer Intermediate Term Municipal Fund (the “Fund”), formerly known as Oppenheimer Rochester Intermediate Term Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information

17      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$2,875,821	$—	$2,875,821
Arizona	—	6,843,654	—	6,843,654
California	—	30,440,780	—	30,440,780
Colorado	—	1,716,644	—	1,716,644
District of Columbia	—	304,167	—	304,167
Florida	—	13,043,002	—	13,043,002
Georgia	—	2,979,953	—	2,979,953

18      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Hawaii	$—	$1,530,345	$—	$1,530,345
Illinois	—	11,532,559	—	11,532,559
Indiana	—	873,208	—	873,208
Iowa	—	373,925	—	373,925
Kentucky	—	1,691,390	—	1,691,390
Louisiana	—	7,365,986	—	7,365,986
Maryland	—	5,222,677	—	5,222,677
Massachusetts	—	1,175,719	—	1,175,719
Michigan	—	5,601,895	—	5,601,895
Minnesota	—	4,376,526	—	4,376,526
Mississippi	—	863,255	—	863,255
Missouri	—	2,377,395	—	2,377,395
Nevada	—	313,468	—	313,468
New Hampshire	—	250,073	—	250,073
New Jersey	—	17,398,948	—	17,398,948
New Mexico	—	626,831	—	626,831
New York	—	16,913,338	—	16,913,338
Ohio	—	6,029,956	—	6,029,956
Oklahoma	—	1,106,910	—	1,106,910
Oregon	—	1,196,844	—	1,196,844
Pennsylvania	—	26,198,408	—	26,198,408
Rhode Island	—	575,447	—	575,447
South Carolina	—	2,769,900	—	2,769,900
South Dakota	—	589,941	—	589,941
Tennessee	—	2,369,402	—	2,369,402
Texas	—	19,982,764	—	19,982,764
Utah	—	1,145,500	—	1,145,500
Vermont	—	2,196,010	—	2,196,010
Virginia	—	1,063,910	—	1,063,910
Washington	—	2,311,152	—	2,311,152
Wisconsin	—	6,343,450	—	6,343,450

Total Assets	$—	$210,571,153	$—	$210,571,153

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms

19      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$2,252,594

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates

20      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

4. Market Risk Factors (Continued)

against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

21      OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

 There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/15/2019